Income Taxes	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 18 – Income Taxes

Retained earnings at June 30, 2014, includes approximately $30.5 million of bad debt allowance, pursuant to the IRC, for which income taxes have not been provided. If such amount is used for purposes other than to absorb bad debts, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes are as follows:

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Current income tax expense:
Federal income	$3,196	$1,629	$2,210
State income	938	343	470

	4,134	1,972	2,680

Deferred income tax expense:
Federal	49	411	(24)
State	122	102	120

	171	513	96

Valuation allowance	(88)	(235)	—

	$4,217	$2,250	$2,776

The following table presents a reconciliation between the reported income taxes and the income taxes which would be computed by applying the normal federal income tax rate of 35% to income before income taxes for the years ended June 30, 2014, 2013 and 2012:

	Years Ended June 30,
	2014	2013	2012
	(Dollar in Thousands)

Federal income tax expense at statutory rate	$5,042	$3,065	$2,749
(Reductions) increases in income taxes resulting from:
Tax exempt interest	(635)	(142)	(21)
New Jersey state tax, net of federal income tax effect	632	284	389
Incentive stock options compensation expense	28	15	15
Income from BOLI	(959)	(680)	(250)
Other items, net	197	(66)	(106)

	4,305	2,476	2,776

Valuation allowance	(88)	(226)	—

Total income tax expense	$4,217	$2,250	$2,776

Effective income tax rate	29.27%	25.70%	35.35%

The effective income tax rate represents total income tax expense divided by income before income taxes.

As a result of a redemption-in-kind transaction during the year ended June 30, 2009, the Company incurred a realized capital loss which was partially utilized as a capital loss carry back against capital gains in the three preceding years. As of June 30, 2010, the Company established a deferred tax asset for the remaining capital loss carry forward. Since it was not currently more likely than not that the deferred tax asset related to incurred capital losses would be realized, the Company established a valuation allowance thereon during the year ended June 30, 2010. The Company utilized a portion of the federal capital loss carryover with a capital gain for the year ended June 30, 2013 which decreased the related valuation allowance. As of June 30, 2014, the capital loss carryover had expired resulting in the write-off of the associated deferred tax asset against the remaining valuation allowance.

During the years ended June 30, 2014 and 2013, the Company maintained an additional valuation allowance against the deferred tax asset arising from the portion of the unrealized losses on securities available for sale that would represent capital losses if such losses were to be realized.

The tax effects of existing temporary differences that give rise to deferred income tax assets and liabilities are as follows:

	June 30,
	2014	2013
	(In Thousands)
Deferred income tax assets:
Purchase accounting	$615	$920
Accumulated other comprehensive income
Defined benefit plans	84	430
Unrealized loss on securities available for sale	—	2,928
Unrealized loss on securities available for sale transferred to held to maturity	404	—
Derivatives	1,430	—
Allowance for loan losses	5,060	4,451
Benefit plans	2,816	2,709
Compensation	239	—
Stock based compensation	3,255	3,320
Capital loss carryover	—	88
Uncollected interest	2,431	2,290
Depreciation	928	747
Other	809	705

	18,071	18,588
Valuation allowance	(134)	(995)

	17,937	17,593

Deferred income tax liabilities:
Deferred costs	815	617
Goodwill	6,198	5,716
Accumulated other comprehensive income
Unrealized gain on securities available for sale	458	—
Derivatives	—	1,269
Other	152	209

	7,623	7,811

Net deferred income tax asset	$10,314	$9,782